Cash and Bank Balances - Schedule of Cash and Bank Balances (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Cash and Bank Balances [Abstract]
Cash and bank balances	RM 4,651,283	$ 1,146,766	RM 14,816,854
Fixed deposits	12,882,285	3,176,106	8,906,833
Cash and bank balances, total	RM 17,533,568	$ 4,322,872	RM 23,723,687